UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached herewith.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED)
--------------------------------------------------------------------------------

                                                           JUNE 30, 2006
                                                   -----------------------------
                                                                         % OF
                                                               FAIR       NET
                                                     COST      VALUE     ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EQUITY HEDGE
  Alydar Fund, L.P.                                $ 3,548    $ 4,210      5.27%
  New Star UK Gemini Hedge Fund, Ltd.                2,974      3,308      4.15
  Royal Capital Value Fund (QP), L.P.                4,100      4,270      5.35
  TCS Capital II, L.P.                               1,575      2,968      3.72
  Tiedemann Falconer, L.P.                           3,750      3,935      4.93
                                                   -------    -------     -----
TOTAL EQUITY HEDGE                                  15,947     18,691     23.42

EVENT DRIVEN
  Centaurus Alpha Fund, L.P.                         3,475      3,678      4.61
  Delaware Street Capital, L.P.                        289        361      0.45
  Gracie Capital, L.P.                               2,000      2,130      2.67
  Halcyon Fund, L.P.                                 1,777      2,004      2.51
  JANA Partners, L.P.                                1,578      2,771      3.47
  Longacre Capital Partners, L.P.                    2,180      2,679      3.36
  Scout Capital Partners II, L.P.                    2,889      2,763      3.46
  Strategic Value Restructuring Fund, L.P.           3,450      3,622      4.54
  Trafalgar Catalyst Fund                            1,710      2,001      2.51
  Trafalgar Recovery Fund                            2,000      2,259      2.83
  TT Event Driven Alpha Fund, Ltd.                   3,000      2,793      3.50
                                                   -------    -------     -----
TOTAL EVENT DRIVEN                                  24,348     27,061     33.91

MACRO
  Brevan Howard, L.P.                                3,500      3,900      4.89
  Denali Partners, L.P.                              2,400      2,686      3.37
  JB Diversified Fixed Income Hedge Fund             2,898      3,153      3.95
                                                   -------    -------     -----
TOTAL MACRO                                          8,798      9,739     12.21

MULTI-STRATEGY AND OTHER
  Golden Tree Capital Solutions Fund                 1,500      1,689      2.12
  Rohatyn Group Global Opportunity Partners, L.P.    3,000      2,731      3.42
  Spinnaker Global Opportunity Fund, Ltd.            1,346      2,830      3.55
                                                   -------    -------     -----
TOTAL MULTI-STRATEGY AND OTHER                       5,846      7,250      9.09

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                           JUNE 30, 2006
                                                   -----------------------------
                                                                         % OF
                                                               FAIR       NET
                                                     COST      VALUE     ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
RELATIVE VALUE
  ASI Global Relative Value Fund, L.P.             $ 3,650    $ 3,853      4.83%
  DRV Sunrise Fund I, Ltd.                           3,850      3,909      4.90
  TQA Arbitrage Fund, L.P.                           1,500      1,546      1.94
                                                   -------    -------     -----
TOTAL RELATIVE VALUE                                 9,000      9,308     11.67

         TOTAL INVESTMENT IN PORTFOLIO FUNDS       $63,939    $72,049     90.30%
                                                   =======    =======     =====


         ----------------------------------------------------------------

            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS
                        IN PORTFOLIO FUNDS, AT FAIR VALUE

                                               % of Total
                  Strategy           Investments in Portfolio Funds
            ---------------------------------------------------------

            Event Driven                         37.56%
            Equity Hedge                         25.94%
            Macro                                13.52%
            Relative Value                       12.92%
            Multi-Strategy and Other             10.06%

         ----------------------------------------------------------------

*Percentages are based on net assets of approximately $79,793.

The aggregate cost of investments for tax purposes was approximately $64,572. Net unrealized appreciation on investments for tax purposes was approximately $7,477 consisting of approximately $9,430 of gross unrealized appreciation and approximately $1,953 of gross unrealized depreciation.

The investments in portfolio funds shown above represent 90.30% of Investors' capital.


VALUATIONS

The investments in portfolio funds of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") are fair valued by Banc of America Investment Advisors, Inc. (the "Adviser") in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of its investments in the portfolio funds. Investments in portfolio funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the portfolio funds. Such values generally represent the Fund's proportionate share of the net assets of the portfolio

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

funds. Accordingly, the value of investments in portfolio funds is generally increased by additional contributions to the portfolio funds and the Fund's share of net earnings from the portfolio funds and decreased by withdrawals and the Fund's share of net losses from the portfolio funds. The portfolio funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by portfolio funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the portfolio funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.











For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)

Date: August 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Lawrence R. Morgenthal
                                      ---------------------------------
                                      Lawrence R. Morgenthal, President
                                      (Principal Executive Officer)

Date: August 25, 2006

By (Signature and Title)*             /s/ David Hohmann
                                      ---------------------------------
                                      David Hohmann, Treasurer
                                      and Senior Vice President
                                      (Principal Financial Officer)

Date: August 25, 2006


* Print the name and title of each signing officer under his or her signature.